Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of other accounts payable
	December 31, 2021	December 31, 2020

Employees salaries and related liabilities	339	295
Related parties	275	98
Accrued expenses	82	148
Other	29	8
Total	725	549